SEGMENT REPORTING - Long-lived Assets Other Than Goodwill and Intangible Assets by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 203,776	$ 169,712
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	194,136	159,598
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 9,640	$ 10,114